COMMITMENTS, OFF-BALANCE-SHEET RISK, AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments Off-Balance-Sheet Risk And Contingencies
COMMITMENTS, OFF-BALANCE-SHEET RISK, AND CONTINGENCIES

NOTE 15 – COMMITMENTS, OFF–BALANCE–SHEET RISK, AND CONTINGENCIES

There are various contingent liabilities that are not reflected in the consolidated financial statements, including claims and legal actions arising in the ordinary course of business.  In the opinion of management, after consultation with legal counsel, the ultimate disposition of these claims and legal actions is not expected to have a material effect on financial condition or results of operations.

The Bank is required to maintain reserve funds in cash and/or on deposit with the Federal Reserve Bank.  The reserve required at December 31, 2011 and 2010 was $350,000.

Some financial instruments are used in the normal course of business to meet the financing needs of customers.  These financial instruments include unfunded commitments and standby letters of credit.  These involve, to varying degrees, credit and interest–rate risk in excess of the amounts reported in the consolidated financial statements.

Exposure to credit loss if the other party does not perform is represented by the contractual amount for these commitments.  The same credit policies are used for commitments and conditional obligations as are used for loans.  Collateral or other security is normally required to support financial instruments with credit risk.

Unfunded commitments under commercial lines of credit, revolving credit lines, and credit cards are commitments for possible future extensions of credit to existing customers.  These lines of credit are uncollateralized and usually do not contain a specified maturity date and may not be drawn upon to the total extent to which the Company is committed.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  The commitments for equity lines of credit may expire without being drawn upon.  Therefore, the total commitment amounts do not necessarily represent future cash requirements.  The amount of collateral obtained, if it is deemed necessary by the Company, is based on management’s credit evaluation of the customer.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party.  Those letters of credit are primarily issued to support public and private borrowing arrangements.  Essentially all letters of credit issued have expiration dates within one year.  The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.  The Company generally holds collateral supporting those commitments if deemed necessary.

A summary of the notional or contractual amounts of financial instruments with off–balance–sheet risk at year end follows:

	2011	2010
Unfunded commitments	$16,433	$21,836
Commitments to extend credit	765	-
Standby letters of credit	151	165